AST AB GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 92.6%
Asset-Backed Securities — 5.9%
Cayman Islands — 4.7%
Black Diamond CLO Ltd.,
Series 2016-01A, Class A2AR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
3.544%(c)	04/26/31	1,250	$ 1,122,330
Greywolf CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.954%(c)	01/27/31	1,674	1,565,780
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.824%(c)	04/26/31	1,205	1,123,968
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.630% (Cap N/A, Floor 0.000%)
3.424%(c)	04/26/31	1,380	1,235,670
ICG US CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.959%(c)	10/19/28	4,830	4,655,576
Octagon Loan Funding Ltd.,
Series 2014-01A, Class ARR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.872%(c)	11/18/31	2,280	2,104,003
OZLM Ltd.,
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.851%(c)	04/15/31	4,210	3,887,992
Series 2018-22A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 0.000%)
2.906%(c)	01/17/31	1,774	1,663,980
Rockford Tower CLO Ltd.,
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
3.009%(c)	10/20/30	3,612	3,373,040
Romark CLO Ltd.,
Series 2019-03A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
3.201%(c)	07/15/32	3,625	3,351,826
Sound Point CLO Ltd.,
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.831%(c)	04/15/31	6,035	5,555,960
THL Credit Wind River CLO Ltd.,
Series 2014-02A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.971%(c)	01/15/31	4,146	3,856,817
Series 2017-04A, Class B, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
3.145%(c)	11/20/30	1,500	1,348,788
			34,845,730
United States — 1.2%
CPS Auto Trust,
Series 2016-D, Class E, 144A
6.860%	04/15/24	700	700,551
Exeter Automobile Receivables Trust,
Series 2017-01A, Class D, 144A
6.200%	11/15/23	3,225	2,958,453
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Invitation Homes Trust,
Series 2018-SFR04, Class E, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 2.000%)
2.750%(c)	01/17/38	2,056	$ 1,696,689
SoFi Consumer Loan Program LLC,
Series 2017-01, Class B, 144A
4.730%(cc)	01/26/26	2,521	2,411,131
Series 2017-02, Class A, 144A
3.280%	02/25/26	236	234,596
Series 2018-01, Class B, 144A
3.650%	02/25/27	825	691,234
			8,692,654

Total Asset-Backed Securities (cost $47,097,566)			43,538,384
Commercial Mortgage-Backed Securities — 2.5%
United States
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.649%(cc)	02/10/36	1,588	1,334,925
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.705%(c)	05/15/35	1,765	1,359,323
BFLD Trust,
Series 2019-DPLO, Class D, 144A, 1 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)
2.545%(c)	10/15/34	609	456,945
BHMS Mortgage Trust,
Series 2018-ATLS, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.955%(c)	07/15/35	2,010	1,681,571
BHP Trust,
Series 2019-BXHP, Class C, 144A, 1 Month LIBOR + 1.522% (Cap N/A, Floor 1.522%)
2.227%(c)	08/15/36	1,110	906,034
BX Trust,
Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)
1.792%(c)	09/15/37	1,615	1,410,371
Commercial Mortgage Trust,
Series 2013-CR06, Class D, 144A
4.108%(cc)	03/10/46	1,120	1,039,575
Series 2013-CR10, Class D, 144A
4.789%(cc)	08/10/46	1,185	1,032,485
Series 2013-LC06, Class D, 144A
4.342%(cc)	01/10/46	2,330	2,047,967
DBWF Mortgage Trust,
Series 2018-GLKS, Class A, 144A, 1 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
1.780%(c)	12/19/30	2,705	2,211,649
GS Mortgage Securities Corp. Trust,
Series 2019-SMP, Class D, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.655%(c)	08/15/32	760	583,900
A1

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
GS Mortgage Securities Trust,
Series 2012-GC06, Class D, 144A
5.651%(cc)	01/10/45		309	$ 291,111
Series 2013-G01, Class A1, 144A
2.059%	04/10/31		203	201,805
Series 2014-GC22, Class D, 144A
4.691%(cc)	06/10/47		350	294,704
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class E, 144A
5.132%(cc)	06/15/45		669	564,867
Morgan Stanley Capital I Trust,
Series 2015-XLF02, Class SNMD, 144A, 1 Month LIBOR + 1.735% (Cap N/A, Floor 1.733%)
2.439%(c)	11/15/26		1,450	1,351,909
Starwood Retail Property Trust,
Series 2014-STAR, Class A, 144A, 1 Month LIBOR + 1.470% (Cap N/A, Floor 1.220%)
2.175%(c)	11/15/27		1,085	1,012,444
WFRBS Commercial Mortgage Trust,
Series 2014-C25, Class D, 144A
3.803%(cc)	11/15/47		652	515,493

Total Commercial Mortgage-Backed Securities (cost $20,873,383)				18,297,078
Corporate Bonds — 38.1%
Australia — 0.6%
Australia & New Zealand Banking Group Ltd.,
Covered Bonds, EMTN
3.625%	07/18/22	EUR	889	1,065,210
Sub. Notes, 144A
4.400%	05/19/26		600	619,192
Commonwealth Bank of Australia,
Covered Bonds, EMTN
0.750%	11/04/21	EUR	1,654	1,850,204
3.000%	05/03/22	EUR	509	598,315
Sub. Notes, 144A
4.500%	12/09/25		207	211,806
				4,344,727
Brazil — 0.6%
Braskem Netherlands Finance BV,
Gtd. Notes, 144A
4.500%	01/31/30		1,580	1,230,450
BRF GmbH,
Gtd. Notes
4.350%	09/29/26		775	668,639
BRF SA,
Sr. Unsec’d. Notes
4.875%	01/24/30		775	651,881
Centrais Eletricas Brasileiras SA,
Sr. Unsec’d. Notes, 144A
3.625%	02/04/25		780	694,356
Globo Comunicacao e Participacoes SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/30		455	397,472
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Brazil (cont’d.)
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
7.125%	06/26/42(d)		1,850	$ 83,000
Rumo Luxembourg Sarl,
Gtd. Notes, 144A
7.375%	02/09/24		908	907,333
				4,633,131
Canada — 0.9%
Canadian Imperial Bank of Commerce,
Covered Bonds
0.000%	07/25/22	EUR	3,427	3,783,853
Husky Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	04/15/29		2,585	1,795,146
Leisureworld Senior Care LP,
Sr. Sec’d. Notes, Series B
3.474%	02/03/21	CAD	1,389	990,666
				6,569,665
Chile — 0.5%
Colbun SA,
Sr. Unsec’d. Notes, 144A
3.150%	03/06/30		200	177,542
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes, 144A
3.700%	01/30/50		1,250	1,084,296
Empresa Electrica Cochrane SpA,
Sr. Sec’d. Notes
5.500%	05/14/27		690	623,472
Inversiones CMPC SA,
Gtd. Notes, 144A
3.850%	01/13/30(a)		1,766	1,587,381
				3,472,691
China — 0.3%
Prosus NV,
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		2,639	2,268,590
Denmark — 0.4%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25		1,353	1,254,266
5.375%	01/12/24		1,570	1,650,098
				2,904,364
Finland — 0.2%
Nordea Bank Abp,
Sr. Unsec’d. Notes, 144A
3.750%	08/30/23		1,093	1,100,747
France — 2.1%
BNP Paribas SA,
Sub. Notes, 144A, MTN
4.375%	09/28/25		3,952	3,980,729
4.375%	05/12/26		1,205	1,221,729

A2

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
France (cont’d.)
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24		852	$ 897,483
Sub. Notes, 144A, MTN
4.500%	03/15/25		460	452,815
4.625%	07/11/24		295	291,589
5.700%	10/22/23		567	598,307
Caisse Nationale de Reassurance Mutuelle Agricole Groupama,
Sub. Notes
6.000%	01/23/27	EUR	1,100	1,320,943
Credit Agricole Assurances SA,
Sub. Notes
4.250%(ff)	—(rr)	EUR	800	892,030
4.750%(ff)	09/27/48	EUR	1,700	2,005,433
Credit Agricole SA,
Jr. Sub. Notes
8.125%(ff)	—(rr)		248	255,783
Sr. Unsec’d. Notes, 144A, MTN
3.250%	10/04/24		268	267,755
3.375%	01/10/22		440	438,995
4.125%	01/10/27(a)		623	647,254
Europcar Mobility Group,
Sr. Unsec’d. Notes, 144A
4.000%	04/30/26	EUR	369	183,136
Loxam SAS,
Sr. Sec’d. Notes
4.250%	04/15/24	EUR	279	261,553
Rexel SA,
Sr. Unsec’d. Notes
2.125%	06/15/25	EUR	572	539,412
Societe Generale SA,
Jr. Sub. Notes
7.375%(ff)	—(rr)		866	805,646
Sub. Notes, 144A
4.250%	08/19/26		200	195,679
				15,256,271
Germany — 0.9%
Cheplapharm Arzneimittel GmbH,
Sr. Sec’d. Notes, 144A
3.500%	02/11/27	EUR	211	214,573
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, Cash coupon 3.625% or PIK 4.375%
3.625%	05/15/25	EUR	1,405	1,208,881
ProGroup AG,
Sr. Sec’d. Notes
3.000%	03/31/26	EUR	261	239,095
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	2,200	2,311,798
Volkswagen Leasing GmbH,
Gtd. Notes, EMTN
2.625%	01/15/24	EUR	1,230	1,369,883
WEPA Hygieneprodukte GmbH,
Sr. Sec’d. Notes, 144A
2.875%	12/15/27	EUR	1,192	1,202,843
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Germany (cont’d.)
2.875%	12/15/27	EUR	258	$ 258,776
				6,805,849
India — 0.3%
Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes
4.000%	07/30/27		1,868	1,489,169
Adani Transmission Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26		1,135	1,008,281
				2,497,450
Indonesia — 0.3%
Pertamina Persero PT,
Sr. Unsec’d. Notes, 144A, MTN
3.100%	08/25/30(a)		1,600	1,431,713
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27		1,011	984,194
				2,415,907
Ireland — 0.8%
AIB Group PLC,
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23		2,511	2,412,034
Bank of Ireland Group PLC,
Sr. Unsec’d. Notes, 144A
4.500%	11/25/23		2,739	2,664,287
Smurfit Kappa Acquisitions ULC,
Gtd. Notes
2.875%	01/15/26	EUR	1,020	1,105,552
				6,181,873
Italy — 1.4%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%(ff)	10/27/47	EUR	1,095	1,314,203
Enel Finance International NV,
Gtd. Notes, 144A
2.650%	09/10/24(a)		2,328	2,232,065
Eni SpA,
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29(a)		1,483	1,434,217
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22		2,475	2,373,531
Sub. Notes, 144A, MTN
5.017%	06/26/24		1,042	1,051,392
UniCredit SpA,
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/12/22		1,801	1,783,462
				10,188,870
Kazakhstan — 0.1%
Tengizchevroil Finance Co. International Ltd.,
Sr. Sec’d. Notes, 144A
4.000%	08/15/26		1,064	1,011,146

A3

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mexico — 0.3%
Petroleos Mexicanos,
Gtd. Notes
5.950%	01/28/31		260	$ 179,059
6.840%	01/23/30		520	375,758
7.690%	01/23/50		1,405	959,396
Gtd. Notes, 144A
6.840%	01/23/30		977	705,991
				2,220,204
Netherlands — 2.3%
ABN AMRO Bank NV,
Jr. Sub. Notes
5.750%(ff)	—(rr)	EUR	1,700	1,706,887
Sub. Notes
4.750%	07/28/25		359	368,456
ASR Nederland NV,
Sub. Notes
5.125%(ff)	09/29/45	EUR	2,368	2,735,343
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25		1,838	1,856,404
Jr. Sub. Notes
3.250%(ff)	—(rr)	EUR	1,800	1,549,166
ING Groep NV,
Jr. Sub. Notes
6.500%(ff)	—(rr)		203	176,708
Sr. Unsec’d. Notes, EMTN
3.000%	02/18/26	GBP	1,900	2,305,559
Intertrust Group BV,
Sr. Unsec’d. Notes
3.375%	11/15/25	EUR	1,020	1,082,859
Lincoln Financing SARL,
Sr. Sec’d. Notes
3.625%	04/01/24	EUR	1,004	916,967
Sr. Sec’d. Notes, 144A
3.625%	04/01/24	EUR	406	370,805
LYB Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27		50	60,892
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
3.875%	06/18/26		1,079	1,053,734
OCI NV,
Sr. Sec’d. Notes
5.000%	04/15/23	EUR	1,400	1,452,041
Q-Park Holding I BV,
Sr. Sec’d. Notes, 144A
2.000%	03/01/27	EUR	644	607,228
Shell International Finance BV,
Gtd. Notes
3.250%	05/11/25(a)		629	659,668
Trivium Packaging Finance BV,
Sr. Sec’d. Notes, 144A
5.500%	08/15/26		306	305,109
				17,207,826
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Norway — 0.2%
DNB Bank ASA,
Jr. Sub. Notes
6.500%(ff)	—(rr)		1,440	$ 1,308,732
Saudi Arabia — 0.4%
SABIC Capital II BV,
Gtd. Notes, 144A
4.000%	10/10/23		1,486	1,475,009
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, 144A, MTN
2.875%	04/16/24		1,280	1,247,184
3.500%	04/16/29		311	307,738
				3,029,931
South Africa — 0.3%
Anglo American Capital PLC,
Gtd. Notes, 144A
3.750%	04/10/22		200	194,422
4.875%	05/14/25		200	194,785
Gtd. Notes, EMTN
1.625%	09/18/25	EUR	978	956,188
Gold Fields Orogen Holdings BVI Ltd.,
Gtd. Notes, 144A
5.125%	05/15/24		546	513,008
				1,858,403
Spain — 1.3%
Arena Luxembourg Finance Sarl,
Sr. Sec’d. Notes, 144A
1.875%	02/01/28	EUR	1,367	1,285,862
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes
5.875%(ff)	—(rr)	EUR	600	555,862
6.500%(ff)	—(rr)		1,600	1,250,287
Banco de Sabadell SA,
Covered Bonds
0.875%	11/12/21	EUR	1,900	2,129,714
Banco Santander SA,
Jr. Sub. Notes
6.750%(ff)	—(rr)	EUR	1,600	1,588,176
CaixaBank SA,
Sr. Unsec’d. Notes, EMTN
2.375%	02/01/24	EUR	1,100	1,197,760
Grifols SA,
Sr. Sec’d. Notes, 144A
1.625%	02/15/25	EUR	1,370	1,460,889
				9,468,550
Supranational Bank — 1.2%
European Investment Bank,
Sr. Unsec’d. Notes, EMTN
1.250%	05/12/25	SEK	67,680	7,138,299
Sr. Unsec’d. Notes, MTN
4.750%	08/07/24	AUD	2,591	1,841,341
				8,979,640

A4

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Sweden — 0.9%
Nordea Hypotek AB,
Covered Bonds, Series 5534
1.000%	09/18/24	SEK	48,600	$ 5,035,445
Swedbank AB,
Jr. Sub. Notes
6.000%(ff)	—(rr)		1,600	1,442,281
				6,477,726
Switzerland — 1.9%
Credit Suisse Group AG,
Jr. Sub. Notes
6.250%(ff)	—(rr)		1,696	1,569,768
Sr. Unsec’d. Notes
2.125%(ff)	09/12/25	GBP	1,551	1,825,351
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
2.750%	08/08/25	GBP	1,975	2,388,792
Dufry One BV,
Gtd. Notes
2.000%	02/15/27	EUR	496	429,425
Glencore Finance Europe Ltd.,
Gtd. Notes, EMTN
3.125%	03/26/26	GBP	2,485	2,731,852
Glencore Funding LLC,
Gtd. Notes, 144A
4.000%	03/27/27(a)		700	638,727
UBS AG,
Covered Bonds, 144A
4.000%	04/08/22	EUR	1,619	1,936,815
Sub. Notes
7.625%	08/17/22		1,470	1,543,837
UBS Group AG,
Jr. Sub. Notes
5.750%(ff)	—(rr)	EUR	837	896,759
7.125%(ff)	—(rr)		214	208,341
				14,169,667
Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO,
Covered Bonds
2.375%	05/04/21	EUR	729	776,152
United Arab Emirates — 0.3%
DP World Crescent Ltd.,
Sr. Unsec’d. Notes, EMTN
3.750%	01/30/30		499	414,351
3.875%	07/18/29		424	358,000
4.848%	09/26/28		1,300	1,188,858
				1,961,209
United Kingdom — 3.6%
Aviva PLC,
Sub. Notes, EMTN
6.125%(ff)	07/05/43	EUR	1,018	1,224,537
Barclays PLC,
Sr. Unsec’d. Notes, EMTN
2.375%(ff)	10/06/23	GBP	530	638,682
3.125%	01/17/24	GBP	990	1,201,206
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
BAT Capital Corp.,
Gtd. Notes
3.215%	09/06/26(a)		1,666	$ 1,593,827
BG Energy Capital PLC,
Gtd. Notes, EMTN
5.125%	12/01/25	GBP	1,061	1,487,852
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.625%	12/15/30(a)		955	1,472,431
HSBC Holdings PLC,
Jr. Sub. Notes, EMTN
4.750%(ff)	—(rr)	EUR	1,456	1,381,172
Sr. Unsec’d. Notes
4.292%(ff)	09/12/26(a)		1,222	1,276,494
Sub. Notes
4.250%	03/14/24		900	918,612
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
4.450%	05/08/25		595	645,505
Sub. Notes
4.500%	11/04/24		1,193	1,206,114
4.582%	12/10/25		1,455	1,483,768
Nationwide Building Society,
Sub. Notes, 144A
4.000%	09/14/26(a)		1,839	1,794,730
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25		1,458	1,480,591
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes, Series U, 3 Month LIBOR + 2.320%
3.770%(c)	—(rr)		900	751,278
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24		1,597	1,632,533
Sub. Notes, 144A, MTN
4.750%	09/15/25		1,001	1,001,038
Standard Chartered PLC,
Jr. Sub. Notes, 144A, 3 Month LIBOR + 1.510%
3.280%(c)	—(rr)		1,900	1,451,853
Sr. Unsec’d. Notes, 144A
3.785%(ff)	05/21/25(a)		1,818	1,787,737
Sub. Notes, 144A
3.950%	01/11/23		243	235,811
5.200%	01/26/24		340	338,131
Unilever PLC,
Gtd. Notes
1.500%	07/22/26	GBP	1,457	1,752,093
				26,755,995
United States — 15.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26		2,101	2,149,888
ACE Capital Trust II,
Ltd. Gtd. Notes
9.700%	04/01/30		1,592	2,078,431

A5

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
Gtd. Notes, 144A
3.500%	02/15/23		743	$ 732,516
4.625%	01/15/27(a)		536	533,112
Allergan Funding SCS,
Gtd. Notes
2.625%	11/15/28	EUR	108	123,277
Altria Group, Inc.,
Gtd. Notes
1.700%	06/15/25	EUR	1,439	1,558,001
2.200%	06/15/27	EUR	1,499	1,603,644
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51		1,135	1,426,976
AT&T, Inc.,
Jr. Sub. Notes
2.875%(ff)	—(rr)	EUR	700	693,261
Sr. Unsec’d. Notes
2.500%	03/15/23	EUR	734	842,941
3.400%	05/15/25		2,518	2,613,960
3.550%	06/01/24		813	837,571
4.125%	02/17/26		652	690,650
5.500%	03/15/27	GBP	1,650	2,427,469
Bank of America Corp.,
Jr. Sub. Notes, Series Z
6.500%(ff)	—(a)(rr)		1,011	1,068,598
Sr. Unsec’d. Notes, EMTN
2.375%	06/19/24	EUR	1,960	2,218,579
Baxter International, Inc.,
Sr. Unsec’d. Notes, EMTN
0.400%	05/15/24	EUR	2,466	2,631,938
Boardwalk Pipelines LP,
Gtd. Notes
4.800%	05/03/29(a)		1,460	1,114,110
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.625%	01/15/24		395	390,586
3.875%	01/15/27		1,050	1,001,618
Broadcom, Inc.,
Gtd. Notes, 144A
3.625%	10/15/24		1,510	1,480,706
Capital One Financial Corp.,
Sr. Unsec’d. Notes
0.800%	06/12/24	EUR	177	173,726
1.650%	06/12/29	EUR	2,765	2,578,825
Carnival PLC,
Gtd. Notes
1.000%	10/28/29	EUR	1,411	793,414
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
2.375%	03/01/28	EUR	667	681,479
Centene Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	12/15/29		441	443,205
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.200%	03/15/28		145	$ 147,451
4.908%	07/23/25		1,742	1,872,399
Chicago Parking Meters LLC,
Sr. Unsec’d. Notes
4.930%	12/30/25^		4,200	4,207,808
Chubb INA Holdings, Inc.,
Gtd. Notes
0.300%	12/15/24	EUR	837	860,404
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—(rr)		1,334	1,181,067
Jr. Sub. Notes, Series V
4.700%(ff)	—(rr)		30	25,599
Sr. Unsec’d. Notes
1.750%	10/23/26	GBP	2,064	2,356,155
Colfax Corp.,
Gtd. Notes
3.250%	05/15/25	EUR	626	523,509
Comcast Corp.,
Gtd. Notes
0.750%	02/20/32	EUR	1,721	1,707,109
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24		710	717,605
Crown European Holdings SA,
Gtd. Notes
2.625%	09/30/24	EUR	1,370	1,433,239
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25		2,025	2,131,611
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
1.450%	01/22/27	EUR	596	575,045
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24		147	151,755
Sr. Sec’d. Notes, 144A
6.020%	06/15/26		245	253,676
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	1,306	1,290,849
DH Europe Finance Sarl,
Gtd. Notes
2.500%	07/08/25	EUR	100	117,119
Digital Euro Finco LLC,
Gtd. Notes
2.500%	01/16/26	EUR	1,920	2,135,302
Dover Corp.,
Sr. Unsec’d. Notes
0.750%	11/04/27	EUR	819	849,708
eBay, Inc.,
Sr. Unsec’d. Notes
3.600%	06/05/27		301	300,316

A6

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Energy Transfer Operating LP,
Gtd. Notes
3.750%	05/15/30		1,766	$ 1,380,916
4.200%	04/15/27		378	294,016
5.500%	06/01/27		2,616	2,291,695
Equinix, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/24	EUR	722	771,175
2.875%	02/01/26	EUR	774	821,941
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.625%	12/03/25	EUR	197	206,105
1.500%	05/21/27	EUR	2,189	2,345,909
Fiserv, Inc.,
Sr. Unsec’d. Notes
1.125%	07/01/27	EUR	886	936,238
General Electric Co.,
Sr. Unsec’d. Notes
0.875%	05/17/25	EUR	1,502	1,503,266
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.100%	01/17/24		1,352	1,238,102
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	—(rr)		105	100,747
Jr. Sub. Notes, Series P
5.000%(ff)	—(a)(rr)		520	444,919
Sr. Unsec’d. Notes, EMTN
4.250%	01/29/26	GBP	1,091	1,398,306
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		2,623	1,939,614
IHS Markit Ltd.,
Sr. Unsec’d. Notes
3.625%	05/01/24		692	702,952
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		361	318,435
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—(rr)		1,812	1,710,938
Jr. Sub. Notes, Series HH
4.600%(ff)	—(rr)		5	4,402
Kraft Heinz Foods Co.,
Gtd. Notes
2.250%	05/25/28	EUR	1,172	1,105,859
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		84	84,653
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		1,026	940,217
Lear Corp.,
Sr. Unsec’d. Notes
3.500%	05/30/30		612	516,875
3.800%	09/15/27		1,444	1,325,295
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24		537	$ 539,542
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
3.729%	10/15/70		154	143,004
Medtronic Global Holdings SCA,
Gtd. Notes
0.375%	03/07/23	EUR	1,175	1,273,315
Gtd. Notes, EMTN
0.250%	07/02/25	EUR	680	711,483
Morgan Stanley,
Jr. Sub. Notes, Series J
5.550%(ff)	—(rr)		743	648,632
Sr. Unsec’d. Notes, GMTN
1.750%	03/11/24	EUR	2,030	2,230,381
Mylan NV,
Gtd. Notes
3.950%	06/15/26(a)		1,543	1,564,058
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		552	868,004
Navient Corp.,
Sr. Unsec’d. Notes
6.625%	07/26/21		1,465	1,503,635
Nordic Aviation Capital DAC,
Sr. Sec’d. Notes, 3 Month LIBOR + 2.250%
3.790%(c)	02/27/23^		1,500	1,405,713
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30(a)		1,910	1,448,238
4.550%	07/15/28		2,226	1,870,826
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.375%	05/15/26	EUR	294	269,295
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29		539	382,280
3.600%	11/01/24		646	532,025
Prologis Euro Finance LLC,
Gtd. Notes
0.375%	02/06/28	EUR	2,001	1,996,297
Seagate HDD Cayman,
Gtd. Notes
4.750%	06/01/23		34	34,223
4.750%	01/01/25(a)		232	228,906
4.875%	03/01/24		480	478,931
Silgan Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.250%	06/01/28	EUR	932	913,746
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		1,370	1,290,689
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
4.738%	09/20/29		2,530	2,567,101

A7

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Starbucks Corp.,
Sr. Unsec’d. Notes
4.500%	11/15/48		945	$ 1,052,588
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23		717	688,334
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27		215	195,503
4.375%	03/19/24		306	301,487
4.500%	07/23/25		496	485,053
Tenneco, Inc.,
Sr. Sec’d. Notes
5.000%	07/15/24	EUR	820	602,646
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		403	395,962
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	04/15/25		451	461,217
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		1,238	1,232,167
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
4.000%	03/01/26		713	754,440
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.625%	06/15/37		1,560	1,609,269
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
3.375%	02/15/28		1,011	924,196
3.700%	06/01/28		547	511,782
4.000%	01/15/26		283	289,628
Voya Financial, Inc.,
Gtd. Notes
5.650%(ff)	05/15/53		1,513	1,379,362
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.625%	08/16/22	EUR	185	207,698
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%(cc)	02/01/30(a)		1,560	684,728
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.400%	03/15/24		699	677,725
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	1,405	1,353,610
2.125%	04/15/27	EUR	1,294	1,378,301
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
4.250%	03/01/22		73	64,396
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.050%	01/15/26	526	$ 515,848
			116,775,046

Total Corporate Bonds (cost $308,598,803)			280,640,362
Residential Mortgage-Backed Securities — 5.3%
Bermuda — 1.4%
Bellemeade Re Ltd.,
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
2.297%(c)	08/25/28	749	743,654
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.697%(c)	03/25/29	1,851	1,631,054
Series 2019-02A, Class M1C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.947%(c)	04/25/29	1,238	1,100,766
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.547%(c)	07/25/29	1,354	1,158,292
Series 2019-03A, Class M1C, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.897%(c)	07/25/29	1,585	1,176,720
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
3.447%(c)	10/25/29	512	387,236
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.647%(c)	11/25/28	1,052	1,046,956
Radnor Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.897%(c)	02/25/29	1,032	1,028,683
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.697%(c)	06/25/29	2,247	2,102,046
			10,375,407
United States — 3.9%
Connecticut Avenue Securities Trust,
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
3.247%(c)	08/25/31	855	707,254
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
3.097%(c)	09/25/31	589	482,370
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
3.047%(c)	06/25/39	1,525	1,240,468
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.947%(c)	07/25/39	972	783,948

A8

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2019-R06, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
3.047%(c)	09/25/39	1,183	$ 914,330
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
3.047%(c)	10/25/39	855	688,902
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
2.997%(c)	01/25/40	1,120	666,400
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	01/25/40	977	937,442
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 1 Month LIBOR + 5.000%
5.947%(c)	11/25/24	1,369	1,320,408
Series 2015-C01, Class 1M2, 1 Month LIBOR + 4.300%
5.247%(c)	02/25/25	1,004	944,844
Series 2015-C02, Class 1M2, 1 Month LIBOR + 4.000%
4.947%(c)	05/25/25	719	666,886
Series 2015-C02, Class 2M2, 1 Month LIBOR + 4.000%
4.947%(c)	05/25/25	1,099	1,037,052
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000%
5.947%(c)	07/25/25	524	504,736
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
5.947%(c)	07/25/25	1,812	1,745,918
Series 2015-C04, Class 2M2, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
6.497%(c)	04/25/28	1,843	1,706,753
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950% (Cap N/A, Floor 0.000%)
7.897%(c)	08/25/28	301	300,927
Series 2016-C02, Class 1M2, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.947%(c)	09/25/28	1,178	1,149,519
Series 2016-C03, Class 2M2, 1 Month LIBOR + 5.900% (Cap N/A, Floor 0.000%)
6.847%(c)	10/25/28	1,122	1,094,277
Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250% (Cap N/A, Floor 0.000%)
5.197%(c)	01/25/29	669	628,681
Series 2016-C05, Class 2M2, 1 Month LIBOR + 4.450% (Cap N/A, Floor 4.450%)
5.397%(c)	01/25/29	1,476	1,408,993
Series 2016-C07, Class 2M2, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
5.297%(c)	05/25/29	471	449,048
Series 2017-C02, Class 2M2, 1 Month LIBOR + 3.650% (Cap N/A, Floor 0.000%)
4.597%(c)	09/25/29	754	544,430
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA02, Class M2, 1 Month LIBOR + 2.600% (Cap N/A, Floor 0.000%)
3.547%(c)	12/25/27	6	5,997
Series 2015-DNA03, Class M3, 1 Month LIBOR + 4.700% (Cap N/A, Floor 4.700%)
5.647%(c)	04/25/28	402	368,536
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2015-HQA02, Class M2, 1 Month LIBOR + 2.800% (Cap N/A, Floor 0.000%)
3.747%(c)	05/25/28	141	$ 139,572
Series 2015-HQA02, Class M3, 1 Month LIBOR + 4.800% (Cap N/A, Floor 0.000%)
5.747%(c)	05/25/28	498	468,557
Series 2016-DNA01, Class M2, 1 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
3.847%(c)	07/25/28	62	61,503
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.247%(c)	03/25/29	99	97,284
Series 2016-HQA01, Class M3, 1 Month LIBOR + 6.350% (Cap N/A, Floor 0.000%)
7.297%(c)	09/25/28	258	254,789
Series 2017-DNA02, Class M2, 1 Month LIBOR + 3.450% (Cap N/A, Floor 0.000%)
4.397%(c)	10/25/29	1,797	1,599,401
Series 2019-DNA03, Class M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
2.997%(c)	07/25/49	274	223,105
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.897%(c)	10/25/49	1,000	750,621
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
2.647%(c)	01/25/50	280	180,600
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH01, Class M2, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
5.197%(c)	11/25/24	433	444,056
Mortgage Insurance-Linked Notes,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.847%(c)	11/26/29	652	619,281
PMT Credit Risk Transfer Trust,
Series 2019-01R, Class A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.613%(c)	03/27/24	1,340	1,287,233
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
4.363%(c)	05/27/23	1,626	1,516,929
Series 2019-03R, Class A, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)
3.659%(c)	10/27/22	207	198,650
			28,139,700

Total Residential Mortgage-Backed Securities (cost $43,656,835)			38,515,107
Sovereign Bonds — 28.7%
Angola — 0.1%
Angolan Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
8.000%	11/26/29	905	355,016

A9

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Angola (cont’d.)
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29		1,115	$ 437,396
				792,412
Austria — 2.2%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	02/20/29	EUR	13,760	15,924,756
Bahrain — 0.2%
Bahrain Government International Bond,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/31		1,588	1,316,551
Belgium — 1.1%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 81, 144A
0.800%	06/22/27	EUR	3,279	3,849,175
Sr. Unsec’d. Notes, Series 87, 144A
0.900%	06/22/29	EUR	3,840	4,590,557
				8,439,732
Canada — 0.0%
Province of Ontario,
Sr. Unsec’d. Notes
2.400%	06/02/26	CAD	200	148,621
Costa Rica — 0.1%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes, 144A
6.125%	02/19/31		947	807,508
Dominican Republic — 0.2%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
5.950%	01/25/27		1,055	993,892
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27(a)		625	588,798
				1,582,690
Egypt — 0.2%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
6.200%	03/01/24		331	308,273
7.500%	01/31/27		1,485	1,349,897
				1,658,170
Finland — 1.5%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	09/15/29	EUR	9,704	11,273,546
France — 1.6%
French Republic Government Bond OAT,
Bonds
1.250%	05/25/34	EUR	8,037	10,065,125
Bonds, 144A
1.500%	05/25/50	EUR	803	1,058,444
1.750%	06/25/39	EUR	274	373,065
				11,496,634
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Gabon — 0.0%
Gabon Government International Bond,
Bonds
6.375%	12/12/24		393	$ 268,093
Indonesia — 1.1%
Indonesia Government International Bond,
Sr. Unsec’d. Notes, EMTN
5.875%	01/15/24		3,184	3,469,434
Indonesia Treasury Bond,
Bonds, Series FR68
8.375%	03/15/34	IDR	74,444,000	4,570,371
				8,039,805
Ireland — 0.7%
Ireland Government Bond,
Unsec’d. Notes
1.000%	05/15/26	EUR	4,398	5,183,669
Italy — 4.6%
Italy Buoni Poliennali Del Tesoro,
Bonds
4.500%	05/01/23	EUR	8,320	10,269,449
Sr. Unsec’d. Notes
0.950%	03/01/23	EUR	6,900	7,696,836
Sr. Unsec’d. Notes, 144A
2.450%	09/01/33	EUR	5,185	6,176,132
3.350%	03/01/35	EUR	4,538	5,935,266
3.850%	09/01/49	EUR	2,470	3,538,536
				33,616,219
Japan — 7.0%
Japan Government Ten Year Bond,
Bonds, Series 357
0.100%	12/20/29	JPY	644,550	6,049,248
Japan Government Thirty Year Bond,
Bonds, Series 62
0.500%	03/20/49	JPY	768,250	7,301,863
Japan Government Twenty Year Bond,
Bonds, Series 159
0.600%	12/20/36	JPY	413,550	4,033,721
Bonds, Series 169
0.300%	06/20/39	JPY	378,800	3,516,553
Bonds, Series 171
0.300%	12/20/39	JPY	1,479,850	13,734,292
Japanese Government CPI Linked Bond,
Bonds, Series 21, TIPS
0.100%	03/10/26	JPY	1,338,100	12,450,794
Bonds, Series 23, TIPS
0.100%	03/10/28	JPY	450,380	4,186,516
				51,272,987
Malaysia — 0.5%
Malaysia Government Bond,
Bonds
4.498%	04/15/30	MYR	15,370	3,815,202

A10

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Mexico — 0.4%
Mexican Bonos,
Bonds, Series M
8.000%	11/07/47	MXN	76,395	$ 3,242,622
Nigeria — 0.2%
Nigeria Government International Bond,
Sr. Unsec’d. Notes
5.625%	06/27/22		960	831,341
6.750%	01/28/21		920	855,547
				1,686,888
Qatar — 0.2%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		1,306	1,346,632
Russia — 1.2%
Russian Federal Bond - OFZ,
Bonds, Series 6215
7.000%	08/16/23	RUB	275,845	3,573,670
Bonds, Series 6222
7.100%	10/16/24	RUB	91,368	1,190,131
Bonds, Series 6227
7.400%	07/17/24	RUB	286,304	3,772,925
				8,536,726
Saudi Arabia — 0.7%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
2.500%	02/03/27		2,080	2,000,102
Sr. Unsec’d. Notes, EMTN
3.250%	10/26/26		1,221	1,222,784
4.500%	10/26/46		220	223,085
4.625%	10/04/47		1,541	1,577,088
				5,023,059
Senegal — 0.2%
Senegal Government International Bond,
Unsec’d. Notes
6.250%	05/23/33		1,331	1,191,575
Spain — 1.7%
Spain Government Bond,
Sr. Unsec’d. Notes, 144A
1.950%	04/30/26	EUR	3,549	4,301,291
2.350%	07/30/33	EUR	4,043	5,273,047
4.200%	01/31/37	EUR	1,974	3,230,202
				12,804,540
Sri Lanka — 0.1%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes, 144A
6.850%	03/14/24		447	283,062
7.850%	03/14/29		470	268,304
				551,366
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sweden — 0.6%
Kommuninvest I Sverige AB,
Local Gov’t. Gtd. Notes, Series 2410, MTN
1.000%	10/02/24	SEK	41,300	$ 4,304,363
United Kingdom — 2.3%
United Kingdom Gilt,
Bonds
1.750%	09/07/37	GBP	5,900	8,556,493
1.750%	01/22/49	GBP	5,578	8,588,919
				17,145,412

Total Sovereign Bonds (cost $218,946,753)				211,469,778
U.S. Government Agency Obligations — 5.5%
Federal Home Loan Mortgage Corp.
3.500%	11/01/49		1,864	1,985,995
3.500%	01/01/50		1,868	2,003,671
4.000%	12/01/48		5,551	5,969,531
4.500%	11/01/48		6,139	6,648,866
Federal National Mortgage Assoc.
3.500%	02/01/42		483	518,074
3.500%	11/01/42		756	812,127
3.500%	11/01/42		4,162	4,469,947
3.500%	01/01/43		775	832,665
3.500%	04/01/43		285	306,196
3.500%	04/01/43		2,671	2,868,322
3.500%	03/01/48		3,430	3,645,103
3.500%	03/01/48		3,464	3,699,847
3.500%	01/01/50		3,084	3,295,177
4.500%	09/01/48		3,311	3,566,059

Total U.S. Government Agency Obligations (cost $38,984,919)				40,621,580
U.S. Treasury Obligations — 6.6%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24(h)		38,908	38,924,152
U.S. Treasury Notes
2.250%	02/15/27(h)		2,175	2,425,465
2.875%	08/15/28		6,195	7,322,684

Total U.S. Treasury Obligations (cost $48,549,918)				48,672,301

Total Long-Term Investments (cost $726,708,177)				681,754,590

	Shares
Short-Term Investments — 4.7%
Affiliated Mutual Funds — 4.7%
PGIM Core Ultra Short Bond Fund(w)	16,705,689	16,705,689
PGIM Institutional Money Market Fund (cost $17,745,614; includes $17,716,756 of cash collateral for securities on loan)(b)(w)	17,751,747	17,723,344

Total Affiliated Mutual Funds (cost $34,451,303)		34,429,033

A11

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Value
Options Purchased*~ — 0.0%
(cost $366,705)	$ 227,668

Total Short-Term Investments (cost $34,818,008)	34,656,701

TOTAL INVESTMENTS—97.3% (cost $761,526,185)	716,411,291

Other assets in excess of liabilities(z) — 2.7%	19,620,649

Net Assets — 100.0%	$ 736,031,940

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
iTraxx	International Credit Derivative Index
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
TIPS	Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,613,521 and 0.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,473,476; cash collateral of $17,716,756 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option CNH vs USD	Put	Morgan Stanley Capital Services LLC	06/04/20	7.30	—	CNH	69,861	$ 41,900
Currency Option CNH vs USD	Put	Morgan Stanley Capital Services LLC	06/04/20	7.30	—	CNH	59,889	35,919
Currency Option CNH vs USD	Put	Morgan Stanley Capital Services LLC	06/04/20	7.30	—	CNH	59,889	35,919
A12

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option CNH vs USD	Put	Bank of America, N.A.	06/04/20	7.30	—	CNH	189,961	$113,930
Total Options Purchased (cost $366,705)								$227,668
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
323	3 Year Australian Treasury Bonds	Jun. 2020	$23,266,916	$ 61,888
321	5 Year U.S. Treasury Notes	Jun. 2020	40,240,361	1,222,258
62	10 Year Australian Treasury Bonds	Jun. 2020	5,743,722	193,803
173	10 Year Canadian Government Bonds	Jun. 2020	18,087,984	608,229
10	10 Year Japanese Bonds	Jun. 2020	14,189,258	51,988
49	20 Year U.S. Treasury Bonds	Jun. 2020	8,774,063	786,781
37	30 Year Euro Buxl	Jun. 2020	8,565,452	23,646
274	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	60,793,750	5,268,156
				8,216,749
Short Positions:
83	10 Year Euro-Bund	Jun. 2020	15,791,686	431,057
56	10 Year U.K. Gilt	Jun. 2020	9,473,050	(115,466)
94	10 Year U.S. Treasury Notes	Jun. 2020	13,036,625	(583,093)
				(267,502)
				$7,949,247
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/20	Citibank, N.A.	BRL	53,777	$ 10,344,342	$ 10,348,096	$ 3,754	$ —
Expiring 04/02/20	Citibank, N.A.	BRL	37,791	7,269,343	7,271,981	2,638	—
Expiring 04/02/20	Citibank, N.A.	BRL	15,374	3,303,966	2,958,373	—	(345,593)
Expiring 04/02/20	Citibank, N.A.	BRL	9,272	2,112,846	1,784,173	—	(328,673)
Expiring 04/02/20	Deutsche Bank AG	BRL	58,997	11,817,055	11,352,464	—	(464,591)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	BRL	7,925	1,544,930	1,525,067	—	(19,863)
Expiring 05/05/20	Citibank, N.A.	BRL	9,000	1,789,360	1,728,012	—	(61,348)
Canadian Dollar,
Expiring 05/22/20	The Royal Bank of Scotland PLC	CAD	3,178	2,236,807	2,259,327	22,520	—
Chilean Peso,
Expiring 05/13/20	Barclays Bank PLC	CLP	2,631,875	3,149,683	3,078,658	—	(71,025)
Chinese Renminbi,
Expiring 04/16/20	BNP Paribas	CNH	73,092	10,494,387	10,303,375	—	(191,012)
Expiring 04/16/20	BNP Paribas	CNH	37,513	5,330,134	5,287,961	—	(42,173)
Expiring 04/16/20	BNP Paribas	CNH	36,518	5,271,044	5,147,785	—	(123,259)
Expiring 04/16/20	BNP Paribas	CNH	36,502	5,249,081	5,145,531	—	(103,550)
Expiring 04/16/20	BNP Paribas	CNH	33,142	4,702,874	4,671,822	—	(31,052)
Expiring 04/16/20	Credit Suisse International	CNH	59,605	8,466,304	8,402,187	—	(64,117)
Euro,
Expiring 04/08/20	Bank of America, N.A.	EUR	3,647	3,907,604	4,022,832	115,228	—
A13

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/08/20	Bank of New York Mellon	EUR	3,140	$ 3,473,378	$ 3,463,471	$ —	$ (9,907)
Expiring 04/08/20	Barclays Bank PLC	EUR	2,134	2,415,674	2,353,882	—	(61,792)
Expiring 04/08/20	Credit Suisse International	EUR	2,420	2,633,908	2,669,216	35,308	—
Expiring 04/08/20	Goldman Sachs International	EUR	41,156	44,333,496	45,402,303	1,068,807	—
Expiring 04/08/20	Goldman Sachs International	EUR	16,106	18,417,500	17,767,210	—	(650,290)
Expiring 04/08/20	Goldman Sachs International	EUR	14,701	16,103,298	16,217,191	113,893	—
Expiring 04/08/20	Goldman Sachs International	EUR	11,429	12,245,391	12,608,190	362,799	—
Expiring 04/08/20	Goldman Sachs International	EUR	5,254	5,794,466	5,795,546	1,080	—
Expiring 04/08/20	Goldman Sachs International	EUR	5,067	5,594,637	5,590,105	—	(4,532)
Expiring 04/08/20	Goldman Sachs International	EUR	3,422	3,721,763	3,774,948	53,185	—
Expiring 04/08/20	Morgan Stanley Capital Services LLC	EUR	2,003	2,241,087	2,209,438	—	(31,649)
Expiring 04/08/20	The Royal Bank of Scotland PLC	EUR	15,842	17,288,041	17,476,074	188,033	—
Expiring 04/08/20	The Royal Bank of Scotland PLC	EUR	10,947	12,242,852	12,076,451	—	(166,401)
Expiring 04/08/20	The Royal Bank of Scotland PLC	EUR	8,857	9,915,781	9,770,770	—	(145,011)
Expiring 04/08/20	The Royal Bank of Scotland PLC	EUR	7,709	8,726,339	8,504,076	—	(222,263)
Expiring 04/08/20	The Royal Bank of Scotland PLC	EUR	4,944	5,490,061	5,454,066	—	(35,995)
Expiring 04/08/20	The Royal Bank of Scotland PLC	EUR	4,868	5,359,017	5,370,284	11,267	—
Expiring 04/08/20	The Royal Bank of Scotland PLC	EUR	3,040	3,316,943	3,353,358	36,415	—
Expiring 04/08/20	The Royal Bank of Scotland PLC	EUR	1,726	1,919,208	1,904,567	—	(14,641)
Expiring 04/08/20	The Royal Bank of Scotland PLC	EUR	1,289	1,437,183	1,421,601	—	(15,582)
Expiring 04/08/20	The Royal Bank of Scotland PLC	EUR	456	514,777	502,826	—	(11,951)
Expiring 04/08/20	The Royal Bank of Scotland PLC	EUR	398	446,036	439,095	—	(6,941)
Indian Rupee,
Expiring 04/23/20	Barclays Bank PLC	INR	331,595	4,618,655	4,352,619	—	(266,036)
Expiring 04/23/20	Barclays Bank PLC	INR	117,296	1,541,944	1,539,658	—	(2,286)
Expiring 04/23/20	Citibank, N.A.	INR	300,219	4,165,911	3,940,762	—	(225,149)
Expiring 04/23/20	Standard Chartered Bank	INR	289,898	4,039,539	3,805,287	—	(234,252)
Expiring 04/23/20	Standard Chartered Bank	INR	95,210	1,237,131	1,249,750	12,619	—
Indonesian Rupiah,
Expiring 05/05/20	Australia and New Zealand Banking Group Ltd.	IDR	9,800,000	588,589	598,359	9,770	—
Expiring 05/05/20	Standard Chartered Bank	IDR	156,484,763	10,807,963	9,554,496	—	(1,253,467)
Expiring 05/05/20	Standard Chartered Bank	IDR	96,000,259	6,786,595	5,861,491	—	(925,104)
Japanese Yen,
Expiring 04/09/20	Bank of America, N.A.	JPY	301,859	2,756,310	2,808,247	51,937	—
Expiring 04/09/20	Citibank, N.A.	JPY	498,208	4,536,227	4,634,919	98,692	—
Expiring 04/09/20	Deutsche Bank AG	JPY	294	2,707	2,736	29	—
Expiring 04/09/20	HSBC Bank USA, N.A.	JPY	368,081	3,364,353	3,424,326	59,973	—
Malaysian Ringgit,
Expiring 08/13/20	Goldman Sachs International	MYR	21,400	5,163,366	4,952,029	—	(211,337)
Expiring 08/13/20	Morgan Stanley Capital Services LLC	MYR	19,438	4,701,450	4,498,140	—	(203,310)
Expiring 08/13/20	Morgan Stanley Capital Services LLC	MYR	11,570	2,781,978	2,677,446	—	(104,532)
New Taiwanese Dollar,
Expiring 05/21/20	JPMorgan Chase Bank, N.A.	TWD	289,884	9,620,150	9,663,246	43,096	—
Expiring 05/21/20	JPMorgan Chase Bank, N.A.	TWD	179,507	6,022,706	5,983,835	—	(38,871)
Expiring 05/21/20	Standard Chartered Bank	TWD	173,481	5,741,919	5,782,954	41,035	—
New Zealand Dollar,
Expiring 06/04/20	Morgan Stanley Capital Services LLC	NZD	3,578	2,070,477	2,134,097	63,620	—
Polish Zloty,
Expiring 05/20/20	Credit Suisse International	PLN	15,837	3,738,157	3,827,190	89,033	—
Russian Ruble,
Expiring 05/20/20	Citibank, N.A.	RUB	195,516	2,464,586	2,485,412	20,826	—
Expiring 05/20/20	Citibank, N.A.	RUB	171,757	2,358,334	2,183,397	—	(174,937)
Expiring 05/20/20	Citibank, N.A.	RUB	138,298	1,741,346	1,758,053	16,707	—
A14

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 05/21/20	Credit Suisse International	SGD	3,534	$ 2,443,784	$ 2,488,284	$ 44,500	$ —
South African Rand,
Expiring 04/08/20	Bank of New York Mellon	ZAR	5,634	387,923	314,614	—	(73,309)
Expiring 04/08/20	Bank of New York Mellon	ZAR	3,043	209,534	169,909	—	(39,625)
Expiring 04/08/20	Bank of New York Mellon	ZAR	1,783	119,861	99,573	—	(20,288)
Expiring 04/08/20	Morgan Stanley Capital Services LLC	ZAR	70,970	4,608,935	3,963,074	—	(645,861)
Expiring 04/08/20	Standard Chartered Bank	ZAR	21,609	1,489,173	1,206,680	—	(282,493)
South Korean Won,
Expiring 05/14/20	Citibank, N.A.	KRW	7,578,153	6,374,710	6,225,283	—	(149,427)
Expiring 05/14/20	Standard Chartered Bank	KRW	11,569,601	9,606,287	9,504,167	—	(102,120)
Swedish Krona,
Expiring 05/14/20	HSBC Bank USA, N.A.	SEK	38,766	3,746,529	3,922,686	176,157	—
Expiring 05/14/20	HSBC Bank USA, N.A.	SEK	32,846	3,212,453	3,323,593	111,140	—
Swiss Franc,
Expiring 05/29/20	Credit Suisse International	CHF	3,634	3,720,480	3,786,193	65,713	—
				$397,390,658	$392,134,817	2,919,774	(8,175,615)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/11/20	The Royal Bank of Scotland PLC	AUD	6,948	$ 4,119,778	$ 4,274,534	$ —	$ (154,756)
Brazilian Real,
Expiring 04/02/20	Citibank, N.A.	BRL	53,777	11,024,696	10,348,096	676,600	—
Expiring 04/02/20	Citibank, N.A.	BRL	37,791	7,513,147	7,271,980	241,167	—
Expiring 04/02/20	Citibank, N.A.	BRL	15,374	2,957,300	2,958,373	—	(1,073)
Expiring 04/02/20	Citibank, N.A.	BRL	9,272	1,783,525	1,784,172	—	(647)
Expiring 04/02/20	Deutsche Bank AG	BRL	58,997	11,348,346	11,352,464	—	(4,118)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	BRL	7,925	1,524,514	1,525,067	—	(553)
Expiring 05/05/20	Deutsche Bank AG	BRL	58,997	11,796,852	11,326,829	470,023	—
British Pound,
Expiring 05/15/20	JPMorgan Chase Bank, N.A.	GBP	32,824	40,595,350	40,808,541	—	(213,191)
Canadian Dollar,
Expiring 05/22/20	The Royal Bank of Scotland PLC	CAD	17,469	12,182,537	12,419,110	—	(236,573)
Chinese Renminbi,
Expiring 04/16/20	Barclays Bank PLC	CNH	53,326	7,473,484	7,517,091	—	(43,607)
Expiring 04/16/20	BNP Paribas	CNH	54,637	7,709,153	7,701,961	7,192	—
Expiring 04/16/20	BNP Paribas	CNH	25,392	3,547,786	3,579,435	—	(31,649)
Expiring 04/16/20	BNP Paribas	CNH	16,741	2,386,177	2,359,953	26,224	—
Expiring 04/16/20	Credit Suisse International	CNH	56,211	8,038,912	7,923,759	115,153	—
Expiring 04/16/20	JPMorgan Chase Bank, N.A.	CNH	21,968	3,098,730	3,096,747	1,983	—
Euro,
Expiring 04/08/20	Bank of America, N.A.	EUR	2,116	2,349,639	2,334,413	15,226	—
Expiring 04/08/20	Bank of America, N.A.	EUR	512	570,634	564,769	5,865	—
Expiring 04/08/20	Bank of New York Mellon	EUR	617	671,605	681,139	—	(9,534)
Expiring 04/08/20	Bank of New York Mellon	EUR	275	299,517	303,842	—	(4,325)
Expiring 04/08/20	Bank of New York Mellon	EUR	214	234,362	236,159	—	(1,797)
Expiring 04/08/20	Barclays Bank PLC	EUR	2,178	2,409,116	2,402,374	6,742	—
Expiring 04/08/20	Credit Suisse International	EUR	3,913	4,204,106	4,316,391	—	(112,285)
Expiring 04/08/20	Goldman Sachs International	EUR	7,065	7,707,901	7,794,250	—	(86,349)
Expiring 04/08/20	Goldman Sachs International	EUR	6,179	6,725,395	6,816,639	—	(91,244)
Expiring 04/08/20	Goldman Sachs International	EUR	2,016	2,193,337	2,224,312	—	(30,975)
Expiring 04/08/20	Goldman Sachs International	EUR	1,954	2,116,924	2,156,042	—	(39,118)
A15

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/08/20	Goldman Sachs International	EUR	1,182	$ 1,289,299	$ 1,304,490	$ —	$ (15,191)
Expiring 04/08/20	Goldman Sachs International	EUR	364	417,927	402,085	15,842	—
Expiring 04/08/20	Goldman Sachs International	EUR	278	298,769	306,929	—	(8,160)
Expiring 04/08/20	Greenwich Capital Markets, Inc.	EUR	305,161	341,374,637	336,644,491	4,730,146	—
Expiring 04/08/20	JPMorgan Chase Bank, N.A.	EUR	848	936,716	935,160	1,556	—
Expiring 04/08/20	Morgan Stanley Capital Services LLC	EUR	950	1,041,305	1,048,474	—	(7,169)
Expiring 04/08/20	Morgan Stanley Capital Services LLC	EUR	552	606,115	608,658	—	(2,543)
Expiring 04/08/20	Standard Chartered Bank	EUR	3,416	3,794,000	3,768,843	25,157	—
Expiring 04/08/20	UBS AG	EUR	831	920,907	917,022	3,885	—
Indian Rupee,
Expiring 04/23/20	Standard Chartered Bank	INR	760,216	10,352,608	9,978,818	373,790	—
Expiring 04/23/20	Standard Chartered Bank	INR	559,135	7,724,998	7,339,376	385,622	—
Expiring 04/23/20	Standard Chartered Bank	INR	364,362	5,075,623	4,782,720	292,903	—
Indonesian Rupiah,
Expiring 05/05/20	Bank of New York Mellon	IDR	200,818,102	14,564,701	12,261,358	2,303,343	—
Expiring 05/05/20	HSBC Bank USA, N.A.	IDR	74,097,803	4,995,133	4,524,192	470,941	—
Japanese Yen,
Expiring 04/09/20	Bank of America, N.A.	JPY	1,138,021	10,338,260	10,587,220	—	(248,960)
Expiring 04/09/20	Barclays Bank PLC	JPY	582,514	5,212,629	5,419,237	—	(206,608)
Expiring 04/09/20	Citibank, N.A.	JPY	653,058	6,056,452	6,075,516	—	(19,064)
Expiring 04/09/20	Deutsche Bank AG	JPY	10,032,865	92,272,348	93,337,581	—	(1,065,233)
Expiring 04/09/20	Deutsche Bank AG	JPY	808,734	7,481,663	7,523,801	—	(42,138)
Expiring 04/09/20	HSBC Bank USA, N.A.	JPY	772,280	7,011,271	7,184,665	—	(173,394)
Expiring 04/09/20	Morgan Stanley Capital Services LLC	JPY	1,755,485	16,118,735	16,331,594	—	(212,859)
Expiring 04/09/20	Morgan Stanley Capital Services LLC	JPY	499,638	4,593,476	4,648,220	—	(54,744)
Malaysian Ringgit,
Expiring 08/13/20	Goldman Sachs International	MYR	70,295	17,120,098	16,266,846	853,252	—
Mexican Peso,
Expiring 04/23/20	Goldman Sachs International	MXN	324,897	13,841,805	13,645,591	196,214	—
New Taiwanese Dollar,
Expiring 05/21/20	Barclays Bank PLC	TWD	197,101	6,623,930	6,570,337	53,593	—
Expiring 05/21/20	HSBC Bank USA, N.A.	TWD	351,992	11,814,668	11,733,600	81,068	—
Expiring 05/21/20	JPMorgan Chase Bank, N.A.	TWD	158,411	5,338,730	5,280,604	58,126	—
New Zealand Dollar,
Expiring 06/04/20	Citibank, N.A.	NZD	13,589	8,094,258	8,104,459	—	(10,201)
Expiring 06/04/20	Goldman Sachs International	NZD	8,355	4,971,105	4,982,983	—	(11,878)
Norwegian Krone,
Expiring 05/14/20	BNP Paribas	NOK	59,536	6,222,094	5,727,941	494,153	—
Russian Ruble,
Expiring 05/20/20	Citibank, N.A.	RUB	482,898	7,002,599	6,138,651	863,948	—
Expiring 05/20/20	Citibank, N.A.	RUB	273,531	3,763,503	3,477,156	286,347	—
Expiring 05/20/20	Citibank, N.A.	RUB	226,228	2,983,552	2,875,829	107,723	—
Singapore Dollar,
Expiring 05/21/20	Credit Suisse International	SGD	11,668	8,162,534	8,215,330	—	(52,796)
South African Rand,
Expiring 04/08/20	Barclays Bank PLC	ZAR	20,333	1,391,035	1,135,444	255,591	—
Expiring 04/08/20	Credit Suisse International	ZAR	50,748	3,065,223	2,833,862	231,361	—
Expiring 04/08/20	Morgan Stanley Capital Services LLC	ZAR	82,262	5,216,460	4,593,669	622,791	—
South Korean Won,
Expiring 05/14/20	Barclays Bank PLC	KRW	7,637,929	6,446,119	6,274,387	171,732	—
Expiring 05/14/20	Standard Chartered Bank	KRW	7,781,676	6,603,707	6,392,472	211,235	—
Expiring 05/14/20	Standard Chartered Bank	KRW	7,473,097	6,288,055	6,138,982	149,073	—
Expiring 05/14/20	Standard Chartered Bank	KRW	1,582,321	1,261,125	1,299,841	—	(38,716)
A16

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 05/14/20	HSBC Bank USA, N.A.	SEK	239,127	$ 25,273,719	$ 24,196,809	$ 1,076,910	$ —
				$860,544,714	$847,893,685	15,882,477	(3,231,448)
						$18,802,251	$(11,407,063)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
iTraxx Australia Series 32.V1	12/20/24	1.000%(Q)	13,600	$(232,281)	$166,958	$399,239

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	11,875	1.137%	$(1,486)	$(76,708)	$(75,222)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.BBB	05/11/63	3.000%(M)	3,736	*	$ (824,435)	$(280,418)	$ (544,017)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	574	*	(126,666)	(45,935)	(80,731)	Deutsche Bank AG
CMBX.NA.A.6	05/11/63	2.000%(M)	10,750	*	(1,128,770)	33,174	(1,161,944)	Goldman Sachs International
CMBX.NA.BBB.6	05/11/63	3.000%(M)	6,000	*	(1,324,039)	(80,225)	(1,243,814)	Morgan Stanley Capital Services LLC
CMBX.NA.BBB.6	05/11/63	3.000%(M)	2,633	*	(581,033)	(163,295)	(417,738)	Credit Suisse International
CMBX.NA.BBB.6	05/11/63	3.000%(M)	1,896	*	(418,396)	(121,747)	(296,649)	Credit Suisse International
					$(4,403,339)	$(658,446)	$(3,744,893)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
A17

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	23,238	05/22/24	1.980%(S)	3 Month CDOR(2)(S)	$ —	$ 711,304	$ 711,304
CAD	57,100	01/14/25	1.950%(S)	3 Month CDOR(2)(S)	—	1,919,226	1,919,226
CAD	12,110	01/14/50	2.210%(S)	3 Month CDOR(2)(S)	—	(1,655,499)	(1,655,499)
CNH	220,870	11/22/24	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	906,291	906,291
CNH	62,510	01/06/25	2.983%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	251,897	251,897
CNH	15,820	02/04/25	2.560%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	34,795	34,795
GBP	4,910	02/29/24	1.251%(S)	6 Month GBP LIBOR(1)(S)	122	(180,994)	(181,116)
GBP	4,910	02/29/24	1.251%(S)	6 Month GBP LIBOR(2)(S)	34,117	180,994	146,877
	8,712	05/24/24	2.200%(S)	3 Month LIBOR(1)(Q)	—	(673,438)	(673,438)
	13,479	09/10/48	2.980%(S)	3 Month LIBOR(1)(Q)	—	(7,399,870)	(7,399,870)
					$34,239	$(5,905,294)	$(5,939,533)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A18